                            [AIM LOGO APPEARS HERE]

                                   [GRAPHIC]

                                   AIM MONEY
                                  MARKET FUND



                                  ANNUAL REPORT                DECEMBER 31, 1997

                                                               Chairman's Letter

                   Dear Shareholder:

                   We are pleased to send you this report on AIM Money Market
  [PHOTO OF        Fund for the 1997 fiscal year. The fixed-income markets were
 Charles T.        influenced by several events in the past year. The Federal
   Bauer,          Reserve Board (the Fed) raised the federal funds rate target
Chairman of        in March, and market participants spent the rest of the year
the Board of       speculating when the next move would occur. Continued low
  THE FUND         inflation in the face of sturdy economic growth also held
APPEARS HERE]      market watchers' attention. Finally, the Asian financial
                   crisis increased market volatility in the second half of 1997.
                       In March, the Fed raised the federal funds rate target
                   from 5.25% to 5.50%. For much of the second and third quarters of the year, market participants anticipated additional rate hikes. Interest rate volatility increased as the markets were buffeted by wide swings in the reported economic numbers. Despite overall growth in the economy, the Consumer Price Index (CPI) and other inflation measures remained at acceptable levels. The Fed was able to adhere to its steady policy and not raise rates a second time during 1997.
    In the fourth quarter of the year, the U.S. market began to focus on the Asian crisis. Initially, this led to lower yields in the Treasury market as the ensuing flight to quality pushed prices higher. However, rumored foreign selling in the Treasury and government securities markets, coupled with year-end technical pressures, caused rates to rise in December.
    Because the Asian turmoil is expected to have a slowing effect on the U.S. economy, many market participants are anticipating stable to lower interest rates as 1998 unfolds.
    In light of the continued volatility and uncertainty in the markets, the Fund maintained a weighted average maturity (WAM) in the 13- to 27-day range. At fiscal year-end, the WAM stood at 20.10 days. This strategy produced competitive yields. As the fiscal year ended, seven-day yields were as follows: Class A shares, 4.76%; Class B shares 3.99%; Class C shares, 3.99%; AIM Cash Reserve Shares, 4.83%.
    As of the close of the fiscal year, the U.S. economy was growing strongly without generating inflationary pressures: for 1997 as a whole, the rise in the core CPI, which excludes the volatile energy and food sectors, was a mere 2.2%--the smallest increase since 1965. Sound fiscal policy was shrinking the federal deficit, short-term interest rates had been stable for nine months, and opinion was almost unanimous that the Fed would not raise rates early in 1998.
    Indeed, some considered a monetary easing as the next Fed policy move. The yield curve was extremely flat as the fiscal year closed, with the 30-year Treasury bond yielding only 60 basis points more than the three-month Treasury bill. (A basis point is one one-hundredth of a percentage point.)
    The short maturities of the securities held by AIM Money Market Fund enable it to respond swiftly to such changes in the financial environment and provide an attractive shelter from potential market volatility.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
    As always, we are ready to respond to any questions or comments you may have concerning this report on your Fund. Please contact our Client Services department at 800-959-4246. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Or visit our Web site, at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

SCHEDULE OF INVESTMENTS

December 31, 1997

                              MATURITY   PAR (000)      VALUE
COMMERCIAL PAPER-35.99%(a)

ASSET-BACKED SECURITIES-11.83%

Ciesco, L.P.
  5.67%                       02/09/98    $ 3,750    $  3,726,965
-----------------------------------------------------------------
Delaware Funding Corp.
  5.57%                       01/23/98     10,000       9,965,961
-----------------------------------------------------------------
Eiger Capital Corp.
  5.92%                       02/13/98     11,000      10,922,218
-----------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  5.64%                       01/23/98     10,000       9,965,533
-----------------------------------------------------------------
  6.00%                       01/29/98      5,000       4,976,667
-----------------------------------------------------------------
Fleet Funding Corp.
  5.83%                       01/30/98      6,819       6,786,976
-----------------------------------------------------------------
Preferred Receivable Funding
  Corp.
  5.64%                       01/06/98      8,000       7,993,733
-----------------------------------------------------------------
  5.59%                       01/23/98     20,000      19,931,678
-----------------------------------------------------------------
  5.80%                       02/11/98      5,050       5,016,642
-----------------------------------------------------------------
  5.75%                       03/11/98      4,975       4,920,171
-----------------------------------------------------------------
Sheffield Receivables Corp.
  5.76%                       01/23/98      8,700       8,669,376
-----------------------------------------------------------------
  5.81%                       02/02/98      7,100       7,063,332
-----------------------------------------------------------------
                                                       99,939,252
-----------------------------------------------------------------

AUTOMOBILE-2.26%

Daimler-Benz North America
  5.62%                       04/09/98     19,381      19,084,492
-----------------------------------------------------------------

CHEMICALS-2.59%

Henkel Corp.
  5.60%                       02/04/98     22,000      21,883,645
-----------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES-2.00%

First Data Corp.
  5.60%                       02/10/98      5,000       4,968,889
-----------------------------------------------------------------
  5.72%                       03/03/98     12,000      11,883,693
-----------------------------------------------------------------
                                                       16,852,582
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.77%

Hitachi America, Inc.
  5.89%                       01/15/98     15,000      14,965,642
-----------------------------------------------------------------

FINANCE (BUSINESS CREDIT)-1.53%

National Rural Utilities
  Cooperative Finance Corp.
  5.54%                       01/14/98      8,000       7,983,996
-----------------------------------------------------------------
  5.54%                       02/02/98      5,000       4,975,378
-----------------------------------------------------------------
                                                       12,959,374
-----------------------------------------------------------------

FINANCE (MISCELLANEOUS)-0.60%

USAA Capital Corp.
  6.50%                       01/16/98      5,050       5,036,323
-----------------------------------------------------------------

FINANCE (MULTIPLE INDUSTRY)-1.18%

General Electric Capital
  Corp.
  5.55%                       01/28/98     10,000       9,958,375
-----------------------------------------------------------------

FINANCE (PERSONAL CREDIT)-2.71%

AVCO Financial Services, Inc.
  5.55%                       02/11/98    $10,000    $  9,936,792
-----------------------------------------------------------------
Associates Corporation of
  North America
  5.68%                       02/11/98     13,000      12,915,905
-----------------------------------------------------------------
                                                       22,852,697
-----------------------------------------------------------------

INSURANCE (LIFE)-1.84%

MetLife Funding, Inc.
  5.71%                       03/20/98     15,730      15,535,394
-----------------------------------------------------------------

MACHINERY-1.39%

Dover Corp.
  6.50%                       01/16/98     11,795      11,763,055
-----------------------------------------------------------------

METAL MINING-3.93%

Rio Tinto America, Inc.
  5.70%                       03/16/98     20,800      20,556,292
-----------------------------------------------------------------
U.S. Borax, Inc.
  5.70%                       03/19/98     12,750      12,594,554
-----------------------------------------------------------------
                                                       33,150,846
-----------------------------------------------------------------

OIL & GAS (INTEGRATED)-1.18%

Shell Oil Co.
  5.81%                       03/11/98     10,000      10,000,000
-----------------------------------------------------------------

TRANSPORTATION (EQUIPMENT)-1.18%

Rockwell International Corp.
  5.70%                       02/03/98     10,000       9,947,750
-----------------------------------------------------------------
    Total Commercial Paper                            303,929,427
-----------------------------------------------------------------

MASTER NOTE AGREEMENTS-18.18%

Citicorp Securities, Inc.(b)
  7.00%                       01/26/98     20,000      20,000,000
-----------------------------------------------------------------
Goldman Sachs & Co.(c)
  5.6875%                     04/20/98     41,000      41,000,000
-----------------------------------------------------------------
Merrill Lynch Mortgage
  Capital, Inc.(d)
  7.05%                       08/17/98     37,150      37,150,000
-----------------------------------------------------------------
Morgan (J.P.) Securities,
  Inc.(e)
  6.82%                       04/06/98     18,650      18,650,000
-----------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.(f)
  6.85%                       05/26/98     36,750      36,750,000
-----------------------------------------------------------------
    Total Master Note Agreements                      153,550,000
-----------------------------------------------------------------

MEDIUM-TERM NOTES-1.18%

FINANCE (PERSONAL CREDIT)-1.18%

Associates Corp. of North
  America(g)
  6.12%                       03/02/98     10,000       9,998,730
-----------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-2.49%

HEALTH CARE-1.19%

Jacksonville Florida Health
  Facilities; Hospital
  Series Revenue Bonds
  6.00%(h)                    08/15/19     10,000      10,000,000
-----------------------------------------------------------------

                              MATURITY   PAR (000)      VALUE

HOSPITAL MANAGEMENT-1.30%

Illinois Health Facilities
  Authority (Loyola University
  Health Systems); Revenue Bond
  6.00%(h)                    07/01/24    $11,000    $ 11,000,000
-----------------------------------------------------------------
    Total Taxable Municipal Bonds                      21,000,000
-----------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-5.28%

Federal National Mortgage
  Association
  5.504%(h)                   06/02/99     32,000      32,000,000
-----------------------------------------------------------------
Student Loan Marketing
  Association
  5.619%(h)                   08/20/98      2,600       2,600,000
-----------------------------------------------------------------
  5.639%(h)                   02/08/99     10,000      10,001,870
-----------------------------------------------------------------
    Total U.S. Government Agency Securities            44,601,870
-----------------------------------------------------------------

U.S. TREASURY SECURITIES-0.58%

U.S. Treasury Bills(a)
  4.975%                      04/30/98    $ 5,000    $  4,917,774
-----------------------------------------------------------------
    Total Investments (excluding Repurchase
      Agreements)                                     537,997,801
-----------------------------------------------------------------

REPURCHASE AGREEMENTS-23.88%(i)

Goldman Sachs & Co.(j)
  6.53%                       01/02/98     21,619      21,619,327
-----------------------------------------------------------------
SBC Capital Markets, Inc.(k)
  6.55%                       01/02/98    180,000     180,000,000
-----------------------------------------------------------------
    Total Repurchase Agreements                       201,619,327
-----------------------------------------------------------------
TOTAL INVESTMENTS-87.58%                              739,617,128(l)
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-12.42%                  104,856,519
-----------------------------------------------------------------
NET ASSETS-100.00%                                   $844,473,647
=================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Treasury bills and some commercial paper are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon two business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(g) Interest rates are redetermined daily. Rate shown is rate in effect on 12/31/97.
(h) Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/97.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations,
    0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,181,944. Collateralized by $601,835,000 U.S. Government obligations, 0% to 10.75%, due 05/21/98 to 08/15/23 with an aggregate market value at 12/31/97 of $510,077,411.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  537,997,801
----------------------------------------------------------
Repurchase agreements                          201,619,327
----------------------------------------------------------
Receivables for:
  Fund shares sold                             125,761,897
----------------------------------------------------------
  Interest                                       1,228,005
----------------------------------------------------------
Investment for deferred compensation plan           89,136
----------------------------------------------------------
Other assets                                       305,351
----------------------------------------------------------
    Total assets                               867,001,517
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        21,090,083
----------------------------------------------------------
  Dividends                                        192,464
----------------------------------------------------------
  Deferred compensation plan                        89,136
----------------------------------------------------------
Accrued advisory fees                              405,694
----------------------------------------------------------
Accrued administrative service fees                  5,003
----------------------------------------------------------
Accrued distribution fees                          570,983
----------------------------------------------------------
Accrued transfer agent fees                        155,291
----------------------------------------------------------
Accrued operating expenses                          19,216
----------------------------------------------------------
    Total liabilities                           22,527,870
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $  844,473,647
==========================================================

NET ASSETS:

Class A                                     $  376,011,656
==========================================================
Class B                                     $  116,057,949
==========================================================
Class C                                     $    8,286,877
==========================================================
AIM Cash Reserve Shares                     $  344,117,165
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        375,997,608
==========================================================
Class B                                        116,052,514
==========================================================
Class C                                          8,286,622
==========================================================
AIM Cash Reserve Shares                        344,102,576
==========================================================
Class A:

  Net asset value and redemption price per
    share                                   $         1.00
==========================================================
  Offering price per share:
    (Net asset value of $1.00 divided by
     94.50%)                                $         1.06
==========================================================
Class B:

  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:

  Net asset value and offering price per
    share                                   $         1.00
==========================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                      $46,694,810
---------------------------------------------------------

EXPENSES:

Advisory fees                                   4,586,148
---------------------------------------------------------
Administrative service fees                        68,947
---------------------------------------------------------
Custodian fees                                     33,501
---------------------------------------------------------
Distribution fees -- Class A                      850,644
---------------------------------------------------------
Distribution fees -- Class B                    1,195,121
---------------------------------------------------------
Distribution fees -- Class C                       21,600
---------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      931,232
---------------------------------------------------------
Trustees' fees                                     14,225
---------------------------------------------------------
Transfer agent fees -- Class A                    629,608
---------------------------------------------------------
Transfer agent fees -- Class B                    221,143
---------------------------------------------------------
Transfer agent fees -- Class C                      4,033
---------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve
  Shares                                          689,255
---------------------------------------------------------
Other                                             432,259
---------------------------------------------------------
    Total expenses                              9,677,716
---------------------------------------------------------
Less: Expenses paid indirectly                     (9,867)
---------------------------------------------------------
    Net expenses                                9,667,849
---------------------------------------------------------
Net investment income                          37,026,961
---------------------------------------------------------
Net realized gain on sales of investments          19,347
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $37,046,308
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 37,026,961    $ 31,806,351
------------------------------------------------------------------------------------------
  Net realized gain on sales of investments                         19,347         108,101
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        37,046,308      31,914,452
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (15,420,950)    (11,567,004)
------------------------------------------------------------------------------------------
  Class B                                                       (4,508,913)     (3,560,364)
------------------------------------------------------------------------------------------
  Class C                                                          (81,245)             --
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                      (17,015,853)    (16,678,983)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       88,133,325      66,344,581
------------------------------------------------------------------------------------------
  Class B                                                       24,881,617      21,306,761
------------------------------------------------------------------------------------------
  Class C                                                        8,286,622              --
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       28,629,341      21,970,272
------------------------------------------------------------------------------------------
    Net increase in net assets                                 149,950,252     109,729,715
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          694,523,395     584,793,680
------------------------------------------------------------------------------------------
  End of period                                               $844,473,647    $694,523,395
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $844,439,320    $694,508,415
------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investments           34,327          14,980
------------------------------------------------------------------------------------------
                                                              $844,473,647    $694,523,395
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: the Class A shares, the Class B shares, the Class C shares and AIM Cash Reserve Shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis.

   Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $68,947 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, the Fund paid AFS $784,714 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the AIM Cash Reserve Shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class C shares and the AIM Cash Reserve Shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and the AIM Cash Reserve Shares, and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, the Class A and Class B shares and the AIM Cash Reserve Shares, and during the period August 4, 1997 through December 31, 1997 the Class C shares, paid AIM Distributors $850,644, $1,195,121, $931,232 and $21,600, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $443,904 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $344,545 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $6,392 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1997, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $9,526 and $341, respectively under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $9,867 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                       1997                                 1996
                                                         ---------------------------------    ---------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                         --------------    ---------------    --------------    ---------------
Sold:
  Class A                                                 4,653,429,305    $ 4,653,429,305     2,107,832,986    $ 2,107,832,986
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                   420,215,854        420,215,854       334,518,591        334,518,591
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                   61,859,578         61,859,578                --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                 4,356,728,398      4,356,728,398     3,871,719,488      3,871,719,488
-----------------------------------------------------    ---------------------------------    ---------------------------------
Issued as reinvestment of dividends:
  Class A                                                    13,299,323         13,299,323        10,061,164         10,061,164
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                     3,988,737          3,988,737         3,197,896          3,197,896
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                       75,390             75,390                --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                    13,807,718         13,807,718        14,185,926         14,185,926
-----------------------------------------------------    ---------------------------------    ---------------------------------
Reacquired:
  Class A                                                (4,578,595,303)    (4,578,595,303)   (2,051,549,569)    (2,051,549,569)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                  (399,322,974)      (399,322,974)     (316,409,726)      (316,409,726)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                  (53,648,346)       (53,648,346)               --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                (4,341,906,775)    (4,341,906,775)   (3,863,935,142)    (3,863,935,142)
-----------------------------------------------------    ---------------------------------    ---------------------------------
                                                            149,930,905    $   149,930,905       109,621,614    $   109,621,614
                                                         =================================    =================================

*Class C shares commenced sales on August 4, 1997.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and AIM Cash Reserve Shares outstanding during each of the years in the four-year period ended December 31, 1997 and the period October 16, 1993 (date operations commenced) through December 31, 1993 and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                           CLASS A SHARES                                CLASS B SHARES
                       ----------------------------------------------------------    -----------------------------------
                         1997           1996       1995       1994         1993          1997           1996      1995
                       --------       --------   --------   --------     --------      --------       --------   -------
Net asset value,
 beginning of period   $   1.00       $   1.00   $   1.00   $   1.00     $   1.00      $   1.00       $   1.00   $  1.00
---------------------  --------       --------   --------   --------     --------      --------       --------   -------
Income from
 investment
 operations:
 Net investment
   income                0.0453         0.0433     0.0495     0.0337       0.0048        0.0378         0.0360    0.0419
---------------------  --------       --------   --------   --------     --------      --------       --------   -------
Less distributions:
 Dividends from net
   investment income    (0.0453)       (0.0433)   (0.0495)   (0.0337)     (0.0048)      (0.0378)       (0.0360)  (0.0419)
---------------------  --------       --------   --------   --------     --------      --------       --------   -------
Net asset value, end
 of period             $   1.00       $   1.00   $   1.00   $   1.00     $   1.00      $   1.00       $   1.00   $  1.00
=====================  ========       ========   ========   ========     ========      ========       ========   =======
Total return(a)            4.63%          4.42%      5.06%      3.43%        2.27%(e)       3.84%         3.66%     4.27%
=====================  ========       ========   ========   ========     ========      ========       ========   =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)              $376,012       $287,905   $221,487   $148,886     $ 81,460      $116,058       $ 91,148   $69,857
=====================  ========       ========   ========   ========     ========      ========       ========   =======
Ratio of expenses to
 average net assets        1.05%(b)(c)    1.07%      1.03%      0.97%(d)     1.00%(d)(e)   1.80%(b)(c)    1.81%     1.78%
=====================  ========       ========   ========   ========     ========      ========       ========   =======
Ratio of net
 investment income to
 average net assets        4.55%(b)       4.34%      4.91%      3.53%(d)    2.27%(d)(e)    3.80%(b)       3.60%     4.14%
=====================  ========       ========   ========   ========    ========       ========       ========   =======

                                              CLASS C
                        CLASS B SHARES         SHARES                       AIM CASH RESERVE SHARES
                      -------------------     --------       ------------------------------------------------------
                        1994       1993         1997           1997          1996       1995      1994        1993
                      --------   --------     --------       --------      --------   --------  --------    --------
Net asset value,
 beginning of period  $   1.00   $   1.00     $  1.00        $   1.00      $   1.00   $   1.00  $   1.00    $   1.00
--------------------- --------   --------     --------       --------      --------   --------  --------    --------
Income from
 investment
 operations:
 Net investment
   income               0.0259     0.0032      0.0158          0.0456        0.0433     0.0493    0.0337      0.0048
--------------------- --------   --------     --------       --------      --------   --------  --------    --------
Less distributions:
 Dividends from net
   investment income   (0.0259)   (0.0032)    (0.0158)        (0.0456)      (0.0433)   (0.0493)  (0.0337)    (0.0048)
--------------------- --------   --------     --------       --------      --------   --------  --------    --------
Net asset value, end
 of period            $   1.00   $   1.00     $  1.00        $   1.00      $   1.00   $   1.00  $   1.00    $   1.00
===================== ========   ========     =======        ========      ========   ========  ========    ========
Total return(a)           2.62%      1.51%(e)    3.92%(e)        4.66%         4.41%      5.04%     3.42%       2.27%(e)
===================== ========   ========     =======        ========      ========   ========  ========    ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)             $ 33,999   $  1,289     $ 8,287        $344,117      $315,470   $293,450  $359,952    $241,778
===================== ========   ========     =======        ========      ========   ========  ========    ========
Ratio of expenses to
 average net assets       1.78%(f)   1.75%(e)(f) 1.80%(b)(c)(e)  1.05%(b)(c)   1.08%      1.04%    0.99%(g)     1.00%(e)(g)
===================== ========   ========     =======        ========      ========    =======  ========    ========
Ratio of net
 investment income to
 average net assets       3.14%(f)  1.54%(e)(f)  3.80%(b)(e)     4.55%(b)      4.32%      4.92%     3.49%(g)    2.27%(e)(g)
===================== ========   ========     =======        ========      ========    =======  ========    ========

(a) Does not deduct sales charges where applicable and are annualized for periods less than one year.

(b) Ratios are based on average net assets as follows: Class A shares - $340,257,685, Class B shares - $119,512,069, Class C shares - $5,256,063 and
    AIM Cash Reserve Shares - $372,492,695.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average daily net assets would have been the same.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.06% and 3.44%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.87% and 3.05%, respectively, for 1994 and 1.95% (annualized) and 1.34% (annualized), respectively, for 1993.

(g) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.08% and 3.40%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Money Market Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended and the period October 16, 1993 (date operations commenced) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, and the period October 16, 1993 (date operations commenced) through December 31, 1993, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

                                                            Trustees & Officers


BOARD OF TRUSTEES                           OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                                11 Greenway Plaza
Chairman                                    Chairman                                        Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                       INVESTMENT ADVISOR
Director
Ace Limited;                                John J. Arthur                                  A I M Advisors, Inc.
Formerly Director, President, and           Senior Vice President and Treasurer             11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                          Carol F. Relihan                                Houston, TX 77046
                                            Senior Vice President and Secretary
Owen Daly II                                                                                TRANSFER AGENT
Director                                    Gary T. Crum
Cortland Trust Inc.                         Senior Vice President                           A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
Jack Fields                                 Dana R. Sutton                                  Houston, TX 77210-4739
Chief Executive Officer                     Vice President and Assistant Treasurer
Texana Global, Inc.;                                                                        CUSTODIAN
Formerly Member                             Robert G. Alley
of the U.S. House of Representatives        Vice President                                  State Street Bank and Trust Company
                                                                                            225 Franklin Street
Carl Frischling                             Stuart W. Coco                                  Boston, MA 02110
Partner                                     Vice President
Kramer, Levin, Naftalis & Frankel                                                           COUNSEL TO THE FUND
                                            Melville B. Cox
Robert H. Graham                            Vice President                                  Ballard Spahr
President and Chief Executive Officer                                                       Andrews & Ingersoll
A I M Management Group Inc.                 Karen Dunn Kelly                                1735 Market Street
                                            Vice President                                  Philadelphia, PA 19103
John F. Kroeger
Formerly Consultant                         Jonathan C. Schoolar                            COUNSEL TO THE TRUSTEES
Wendell & Stockel Associates, Inc.          Vice President
                                                                                            Kramer, Levin, Naftalis & Frankel
Lewis F. Pennock                            P. Michelle Grace                               919 Third Avenue
Attorney                                    Assistant Secretary                             New York, NY 10022

Ian W. Robinson                             Nancy L. Martin                                 DISTRIBUTOR
Consultant; Formerly Executive              Assistant Secretary
Vice President and                                                                          A I M Distributors, Inc.
Chief Financial Officer                     Ofelia M. Mayo                                  11 Greenway Plaza
Bell Atlantic Management                    Assistant Secretary                             Suite 100
Services, Inc.                                                                              Houston, TX 77046
                                            Kathleen J. Pflueger
Louis S. Sklar                              Assistant Secretary                             AUDITORS
Executive Vice President
Hines Interests                             Samuel D. Sirko                                 KPMG Peat Marwick LLP
Limited Partnership                         Assistant Secretary                             700 Louisiana
                                                                                            Houston, TX 77002
                                            Stephen I. Winer
                                            Assistant Secretary

                                            Mary J. Benson
                                            Assistant Treasurer


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Asian Growth Fund
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM European Development Fund
                                                                       AIM Global Aggressive Growth Fund

                 [PHOTO OF                                             GROWTH OF CAPITAL
              11 GREENWAY PLAZA                                        AIM Advisor International Value Fund
               APPEARS HERE]                                           AIM Blue Chip Fund
                                                                       AIM Global Growth Fund
                                                                       AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM High Income Municipal Fund
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
A I M Management Group Inc. has provided leadership in the             AIM Intermediate Government Fund
mutual fund industry since 1976 and manages approximately              AIM Limited Maturity Treasury Fund
$83 billion in assets for more than 3.7 million shareholders,          AIM Money Market Fund
including individual investors, corporate clients, and financial       AIM Tax-Exempt Cash Fund
institutions as of December 31, 1997. The AIM Family of
Funds--Registered Trademark-- is distributed nationwide, and           *AIM Aggressive Growth Fund was closed to new investors on
AIM today ranks among the nation's top 15 mutual fund                  June 5, 1997.  For more complete information about any AIM
companies in assets under management, according to Lipper              Fund(s), including sales charges and expenses, ask your
Analytical Services, Inc.                                              financial consultant or securities dealer for a free
                                                                       prospectus(es). Please read the prospectus(es) carefully
                                                                       before you invest or send money.

                                                                           INVEST WITH DISCIPLINE(SM)